Document and Entity Information	Aug. 06, 2020
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	NortonLifeLock Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-17781
Entity Tax Identification Number	77-0181864
Entity Address, Address Line One	60 E. Rio Salado Parkway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	650
Local Phone Number	527-8000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000849399
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NLOK
Security Exchange Name	NASDAQ